FINANCIAL INSTRUMENTS - Disclosure of carrying values of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Cash and cash equivalents	$ 8,885	$ 13,926	$ 7,591
Restricted bank deposit	18	0
Trade receivables	5,501	1,810
Investments	2,341	912
Other accounts receivables	142	516
Financial liabilities:
Trade payables	2,605	992
Other account payables and accrued expenses	2,114	1,458
Warrants	16,540	197
Lease liabilities	990	1,050
Amortized cost [Member]
Financial assets:
Cash and cash equivalents	8,885	13,926
Restricted bank deposit	18
Trade receivables	5,501	1,810
Investments	0	0
Other accounts receivables	142	516
Financial liabilities:
Trade payables	2,605	992
Other account payables and accrued expenses	2,114	1,458
Warrants	0	0
Lease liabilities	990	1,050
FVTPL [Member]
Financial assets:
Cash and cash equivalents	0	0
Restricted bank deposit	0
Trade receivables	0	0
Investments	2,341	912
Other accounts receivables	0	0
Financial liabilities:
Trade payables	0	0
Other account payables and accrued expenses	0	0
Warrants	16,540	197
Lease liabilities	$ 0	$ 0